New World Fund®
Investment portfolio
January 31, 2025
unaudited

Common stocks 91.32% Information technology 17.71%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	116,938,031	$3,933,724
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	150,200	31,440
Microsoft Corp.	3,545,098	1,471,428
Broadcom, Inc.	4,104,107	908,116
NVIDIA Corp.	6,139,078	737,119
SK hynix, Inc.	5,237,097	712,377
ASML Holding NV	683,273	506,878
ASML Holding NV (ADR)	40,127	29,666
Apple, Inc.	1,608,011	379,491
Keyence Corp.	746,400	321,905
SAP SE	1,034,458	287,456
SAP SE (ADR)[2]	83,800	23,134
Synopsys, Inc.[3]	555,150	291,720
Capgemini SE	1,082,575	197,320
MediaTek, Inc.[1]	3,316,130	146,215
E Ink Holdings, Inc.[1]	16,258,000	137,007
Tokyo Electron, Ltd.	796,200	135,180
ASM International NV	223,400	128,432
eMemory Technology, Inc.[1]	1,108,000	112,447
Coforge, Ltd.	1,128,108	107,449
Tata Consultancy Services, Ltd.	2,191,856	103,901
Globant SA3	352,506	75,197
TDK Corp.	5,334,500	64,264
Advantech Co., Ltd.[1]	5,614,000	63,895
Oracle Corp.	360,215	61,258
HCL Technologies, Ltd.	2,405,904	47,905
Samsung Electronics Co., Ltd.	1,247,694	44,501
Micron Technology, Inc.	401,202	36,606
EPAM Systems, Inc.[3]	120,960	30,719
Applied Materials, Inc.	157,497	28,405
KLA Corp.	31,063	22,932
Accenture PLC, Class A	54,543	20,996
Zhongji Innolight Co., Ltd., Class A	1,278,932	20,369
Lattice Semiconductor Corp.[3]	300,444	17,131
Canva, Inc.[1,3,4]	10,572	13,532
Disco Corp.	23,500	6,841
		11,256,956
Financials 17.15%
Nu Holdings, Ltd., Class A3	63,682,294	843,154
Banco Bilbao Vizcaya Argentaria, SA	55,935,096	637,219
Mastercard, Inc., Class A	1,095,631	608,546
PB Fintech, Ltd.[3,5]	23,977,931	474,792
AIA Group, Ltd.	65,298,155	459,300
Bank Mandiri (Persero) Tbk PT	1,209,130,211	443,822
Capitec Bank Holdings, Ltd.	2,584,160	410,551
New World Fund — Page 1 of 20

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Bank Central Asia Tbk PT	701,464,000	$406,188
HDFC Bank, Ltd.	17,301,711	339,418
Visa, Inc., Class A	911,435	311,528
Kotak Mahindra Bank, Ltd.	13,640,772	298,145
Eurobank Ergasias Services and Holdings SA	108,497,515	271,234
Ping An Insurance (Group) Company of China, Ltd., Class H	45,199,000	253,337
Cholamandalam Investment and Finance Co., Ltd.	17,006,001	251,855
XP, Inc., Class A	17,980,940	245,440
Discovery, Ltd.	22,076,126	214,163
AU Small Finance Bank, Ltd.	28,669,552	198,394
UniCredit SpA	4,222,674	194,167
Shriram Finance, Ltd.	30,164,752	189,126
KB Financial Group, Inc.	3,013,796	188,895
Hana Financial Group, Inc.	4,498,599	186,499
National Bank of Greece SA	20,611,780	178,371
Grupo Financiero Banorte, SAB de CV, Series O	24,260,683	167,654
PICC Property and Casualty Co., Ltd., Class H	100,582,000	163,344
ICICI Bank, Ltd. (ADR)	2,998,731	85,974
ICICI Bank, Ltd.	5,348,760	77,097
S&P Global, Inc.	296,665	154,684
Hong Kong Exchanges and Clearing, Ltd.	3,461,700	134,482
B3 SA - Brasil, Bolsa, Balcao	66,883,287	128,066
Brookfield Corp., Class A	2,037,399	124,689
Standard Chartered PLC	8,987,531	121,349
Bank of the Philippine Islands	60,674,985	120,867
Emirates NBD Bank PJSC	19,796,829	112,374
BSE, Ltd.[3]	1,740,909	106,297
Bajaj Finserv, Ltd.	5,278,519	105,564
Al Rajhi Banking and Investment Corp., non-registered shares[3]	3,922,837	103,456
China Merchants Bank Co., Ltd., Class H	15,494,000	84,657
China Merchants Bank Co., Ltd., Class A	2,400,400	13,507
Banco BTG Pactual SA, units	16,677,640	92,948
Canara Bank	85,350,880	91,422
Samsung Fire & Marine Insurance Co., Ltd.[3]	350,000	90,778
Bajaj Finance, Ltd.	1,000,000	90,680
HSBC Holdings PLC (GBP denominated)	8,667,906	90,420
Aon PLC, Class A	243,333	90,233
Commercial International Bank - Egypt (CIB) SAE (GDR)	44,238,618	64,990
Commercial International Bank - Egypt (CIB) SAE	11,776,605	17,865
Woori Financial Group, Inc.[3]	7,046,133	77,853
Abu Dhabi Islamic Bank PJSC[3]	17,538,305	74,403
Alpha Services and Holdings SA	37,673,000	69,269
Axis Bank, Ltd.	5,850,891	66,354
Moody’s Corp.	118,550	59,209
Edenred SA	1,540,926	53,043
DBS Group Holdings, Ltd.	1,516,081	49,718
China Construction Bank Corp., Class H	55,813,877	45,338
Grupo Financiero Galicia SA, Class B, (ADR)[3]	636,964	42,982
BNP Paribas SA	612,734	41,759
Erste Group Bank AG	667,427	41,156
Vietnam Technological and Commercial JSCB (The)[3]	32,836,400	32,728
Max Financial Services, Ltd.[3]	2,351,620	30,326
Saudi Awwal Bank SJSC, non-registered shares[3]	2,850,834	27,308
Bank of Ningbo Co., Ltd., Class A	7,434,120	27,184
Prudential PLC	2,619,913	21,905
New World Fund — Page 2 of 20

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Haci Ömer Sabanci Holding AS	6,912,547	$19,119
Kaspi.kz JSC (ADR)	194,503	18,497
Bank of Baroda	7,335,509	18,015
Bajaj Housing Finance, Ltd.[3]	10,778,127	14,433
BDO Unibank, Inc.	5,458,678	12,860
Asia Commercial Joint Stock Bank	10,542,800	11,402
Power Finance Corp., Ltd.	1,604,561	7,804
CVC Capital Partners PLC[3]	57,490	1,351
Sberbank of Russia PJSC[1]	38,486,552	— [6]
		10,901,557
Consumer discretionary 11.90%
MercadoLibre, Inc.[3]	672,458	1,292,592
Trip.com Group, Ltd. (ADR)[3]	9,461,380	663,905
LVMH Moët Hennessy-Louis Vuitton SE	729,796	525,829
Meituan, Class B3	27,602,500	523,606
H World Group, Ltd. (ADR)	9,631,894	309,569
H World Group, Ltd.	6,261,200	20,163
Midea Group Co., Ltd., Class A	32,263,593	329,484
Galaxy Entertainment Group, Ltd.	68,689,000	293,640
Eicher Motors, Ltd.	4,603,451	275,970
adidas AG	979,856	258,786
BYD Co., Ltd., Class A	3,418,216	129,755
BYD Co., Ltd., Class H	3,282,500	114,984
Compagnie Financière Richemont SA, Class A	977,642	187,408
Jumbo SA5	6,842,083	185,882
Maruti Suzuki India, Ltd.	1,110,014	157,637
Hyundai Motor India, Ltd.[3]	7,760,850	150,211
Titan Co., Ltd.	3,676,360	147,799
TVS Motor Co., Ltd.	4,667,917	132,367
Shenzhou International Group Holdings, Ltd.	16,594,700	125,155
Alibaba Group Holding, Ltd. (ADR)	713,880	70,560
Alibaba Group Holding, Ltd.	2,912,000	35,978
Sands China, Ltd.[3]	42,047,000	100,472
Hermès International	35,273	98,748
Booking Holdings, Inc.	20,442	96,845
Ferrari NV (EUR denominated)	223,625	96,239
lululemon athletica, Inc.[3]	225,057	93,219
Naspers, Ltd., Class N	308,813	64,895
Mahindra & Mahindra, Ltd.	1,868,966	64,266
PDD Holdings, Inc. (ADR)[3]	562,206	62,916
Zomato, Ltd.[3]	24,685,632	62,365
Evolution AB	814,702	62,306
Aptiv Holdings, Ltd.[3]	974,065	60,801
Amadeus IT Group SA, Class A, non-registered shares	801,690	58,934
Industria de Diseño Textil, SA	983,078	53,585
Inchcape PLC	6,310,155	52,546
Stellantis NV	3,589,937	47,844
Li Ning Co., Ltd.	21,484,000	44,646
YUM! Brands, Inc.	337,336	44,022
JD.com, Inc., Class A	2,097,850	42,636
Marriott International, Inc., Class A	141,663	41,166
Tesla, Inc.[3]	96,738	39,140
Starbucks Corp.	358,344	38,586
Airbnb, Inc., Class A3	263,665	34,585
New World Fund — Page 3 of 20

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Swiggy, Ltd.[3]	4,159,515	$19,882
Swiggy, Ltd.[3,7]	2,549,648	12,187
Pepkor Holdings, Ltd.	20,767,546	28,596
Tube Investments of India, Ltd.	702,883	26,917
Hilton Worldwide Holdings, Inc.	104,616	26,789
NIKE, Inc., Class B	342,000	26,300
Renault SA	462,500	23,801
Magazine Luiza SA3	17,578,670	22,439
Shangri-La Asia, Ltd.	32,362,000	21,163
Hyundai Mobis Co., Ltd.[3]	109,251	19,757
ITC Hotels, Ltd.[3]	7,232,573	13,607
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,060,692	12,795
Cyrela Brazil Realty SA, ordinary nominative shares	3,354,724	11,728
China Tourism Group Duty Free Corp., Ltd., Class H2	1,101,740	6,627
		7,564,630
Industrials 10.64%
Airbus SE, non-registered shares	4,682,076	809,085
International Container Terminal Services, Inc.	80,395,951	482,258
Safran SA	1,453,560	361,152
Techtronic Industries Co., Ltd.	25,701,500	345,214
Shenzhen Inovance Technology Co., Ltd., Class A	40,200,461	332,782
Rolls-Royce Holdings PLC[3]	40,087,296	300,301
Rumo SA	82,851,563	260,858
Copa Holdings, SA, Class A	2,776,000	258,779
General Electric Co.	1,056,388	215,049
Contemporary Amperex Technology Co., Ltd., Class A	4,909,500	174,932
Grupo Aeroportuario del Pacífico, SAB de CV, Class B2	8,149,599	150,627
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	122,282	22,665
Airports of Thailand PCL, foreign registered shares	104,373,200	170,150
Carrier Global Corp.	2,510,919	164,164
TransDigm Group, Inc.	120,824	163,516
Larsen & Toubro, Ltd.	3,888,413	159,941
Daikin Industries, Ltd.	1,344,800	158,451
Hitachi, Ltd.	6,125,180	154,543
BAE Systems PLC	8,725,852	132,046
LS Electric Co., Ltd.	807,976	127,949
CCR SA, ordinary nominative shares	62,819,673	120,715
Uber Technologies, Inc.[3]	1,795,038	119,998
Siemens AG	539,978	116,139
Schneider Electric SE	440,610	111,417
Jiangsu Hengli Hydraulic Co., Ltd., Class A	12,376,795	106,308
Caterpillar, Inc.	282,000	104,746
DSV A/S	502,687	99,521
IMCD NV	572,243	89,521
Mitsui & Co., Ltd.	4,347,900	86,011
Wizz Air Holdings PLC[3,5]	5,170,491	81,379
Interpump Group SpA	1,419,037	66,827
InPost SA3	4,036,644	66,172
Leonardo SpA	1,972,447	61,865
Ayala Corp.	6,281,260	58,564
Bureau Veritas SA	1,743,229	54,454
GE Vernova, Inc.	143,779	53,612
Weichai Power Co., Ltd., Class A	13,993,248	27,885
Weichai Power Co., Ltd., Class H	12,417,000	21,528
New World Fund — Page 4 of 20

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Localiza Rent a Car SA, ordinary nominative shares[3]	9,226,843	$48,739
SMC Corp.	129,200	48,734
SM Investments Corp.	3,403,750	45,457
Ingersoll-Rand, Inc.	409,595	38,420
GT Capital Holdings, Inc.	4,491,490	38,081
Shanghai International Airport Co., Ltd., Class A	6,503,525	29,817
Grab Holdings, Ltd., Class A3	6,455,088	29,564
Boeing Co. (The)[3]	155,221	27,400
Embraer SA3	2,391,200	24,427
Epiroc AB, Class B	1,249,425	20,776
Legrand SA	142,852	14,626
Haitian International Holdings, Ltd.	3,209,000	8,512
		6,765,677
Communication services 9.30%
Meta Platforms, Inc., Class A	1,717,967	1,183,988
Tencent Holdings, Ltd.	18,549,540	977,518
Alphabet, Inc., Class A	2,474,665	504,881
Alphabet, Inc., Class C	2,083,526	428,373
Bharti Airtel, Ltd.	34,362,701	643,040
Bharti Airtel, Ltd., interim shares	1,085,032	14,973
NetEase, Inc.	21,401,700	440,982
NetEase, Inc. (ADR)	402,647	41,412
MTN Group, Ltd.	49,649,366	304,170
América Móvil, SAB de CV, Class B (ADR)	10,111,343	141,660
KT Corp. (ADR)[3]	7,691,869	133,300
Netflix, Inc.[3]	136,397	133,227
KANZHUN, Ltd., Class A (ADR)[3]	9,214,346	132,779
Telefónica, SA, non-registered shares	24,820,782	101,328
Telkom Indonesia (Persero) Tbk PT, Class B	585,292,200	94,669
Indus Towers, Ltd.[3]	19,414,447	77,442
Intouch Holdings PCL, foreign registered	26,263,313	75,473
True Corp. PCL, foreign registered shares[3]	121,237,600	41,814
True Corp. PCL, nonvoting depository receipts[3]	95,842,600	33,055
TIM SA	24,950,372	66,645
Singapore Telecommunications, Ltd.	27,008,100	66,012
Vodafone Group PLC	67,462,979	57,572
Tencent Music Entertainment Group, Class A (ADR)[3]	4,416,289	52,907
Advanced Info Service PCL, foreign registered shares	6,147,100	51,566
Baidu, Inc., Class A (ADR)[2,3]	566,488	51,324
Sea, Ltd., Class A (ADR)[3]	321,771	39,188
JCDecaux SE3	1,239,700	20,665
		5,909,963
Health care 8.33%
Novo Nordisk AS, Class B	8,631,591	728,673
Max Healthcare Institute, Ltd.[5]	59,442,738	727,352
Eli Lilly and Co.	894,957	725,882
Thermo Fisher Scientific, Inc.	849,754	507,940
AstraZeneca PLC	2,122,816	298,905
BeiGene, Ltd. (ADR)[3]	1,155,057	259,876
BeiGene, Ltd.[3]	693,600	12,120
Laurus Labs, Ltd.[5]	35,030,909	235,561
Abbott Laboratories	1,532,609	196,067
Jiangsu Hengrui Medicine Co., Ltd., Class A	28,964,718	178,935
New World Fund — Page 5 of 20

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Rede D’Or Sao Luiz SA	30,198,373	$144,428
EssilorLuxottica SA	488,506	134,338
WuXi AppTec Co., Ltd., Class H2	14,433,283	102,461
WuXi AppTec Co., Ltd., Class A	2,907,577	22,267
Danaher Corp.	551,816	122,911
Innovent Biologics, Inc.[3]	27,010,500	114,763
Aspen Pharmacare Holdings, Ltd.	11,553,372	110,220
Zai Lab, Ltd. (ADR)[2,3]	3,279,711	89,175
Revvity, Inc.	677,022	85,393
Mankind Pharma, Ltd.[3]	2,804,820	78,662
OdontoPrev SA	24,789,972	47,934
Teva Pharmaceutical Industries, Ltd. (ADR)[3]	2,505,291	44,419
Lupin, Ltd.	1,682,129	40,399
Alcon, Inc.	385,670	35,312
Legend Biotech Corp. (ADR)[3]	800,114	30,484
bioMérieux SA	240,390	29,171
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	867,700	27,907
Zoetis, Inc., Class A	149,239	25,505
Medtronic PLC	268,000	24,340
Mettler-Toledo International, Inc.[3]	17,309	23,617
Siemens Healthineers AG	406,723	23,172
Asahi Intecc Co., Ltd.	1,330,200	22,353
Align Technology, Inc.[3]	89,057	19,513
Angelalign Technology Inc.[2]	1,530,000	10,751
Wuxi Biologics (Cayman), Inc.[3]	4,410,500	10,468
CanSino Biologics, Inc., Class H3	832,000	3,011
		5,294,285
Consumer staples 6.26%
Kweichow Moutai Co., Ltd., Class A	3,282,538	652,450
ITC, Ltd.	72,325,738	372,893
Nestlé SA	3,841,100	326,601
Varun Beverages, Ltd.	43,296,188	268,060
Ajinomoto Co., Inc.	5,031,400	201,902
British American Tobacco PLC	4,610,631	182,651
Dino Polska SA, non-registered shares[2,3]	1,649,111	182,497
Arca Continental, SAB de CV	18,944,130	173,132
Monster Beverage Corp.[3]	3,387,294	164,995
JBS SA	25,120,554	152,338
Carlsberg A/S, Class B	1,186,744	124,510
Shoprite Holdings, Ltd.	7,849,076	120,043
Avenue Supermarts, Ltd.[3]	2,592,863	109,512
Constellation Brands, Inc., Class A	595,668	107,697
Anheuser-Busch InBev SA/NV	2,077,540	102,178
Tsingtao Brewery Co., Ltd., Class H	16,101,813	98,841
KT&G Corp.	935,477	70,924
Masan Group Corp.[3]	24,308,600	65,705
Budweiser Brewing Co., APAC, Ltd.	70,052,800	63,903
Philip Morris International, Inc.	488,890	63,654
United Spirits, Ltd.	3,826,166	62,694
JD Health International, Inc.[3]	11,499,800	47,365
Coca-Cola Co.	711,222	45,148
L’Oréal SA, non-registered shares	117,527	43,385
WH Group, Ltd.	49,409,500	38,539
Danone SA	511,049	35,757
New World Fund — Page 6 of 20

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Dabur India, Ltd.	5,306,400	$32,368
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates[2]	21,001,800	31,398
BBB Foods, Inc., Class A3	880,482	27,313
Reckitt Benckiser Group PLC	127,807	8,421
		3,976,874
Materials 4.94%
First Quantum Minerals, Ltd.[3]	35,990,388	450,452
Freeport-McMoRan, Inc.	12,091,895	433,494
Linde PLC	803,233	358,338
Vale SA, ordinary nominative shares	12,503,392	115,897
Vale SA (ADR), ordinary nominative shares	8,181,117	76,003
APL Apollo Tubes, Ltd.	10,507,405	183,008
Barrick Gold Corp.	11,132,349	182,237
Tata Steel, Ltd.	107,550,649	166,553
Amcor PLC (CDI)	16,072,167	156,714
Glencore PLC	34,229,619	148,599
Grupo México, SAB de CV, Series B	24,549,762	120,356
Sika AG	393,509	99,946
Anhui Conch Cement Co., Ltd., Class H	23,265,000	62,620
Nutrien, Ltd. (CAD denominated)	1,192,974	61,572
Southern Copper Corp.	642,008	58,821
BASF SE	1,213,790	58,640
Loma Negra Compania Industrial Argentina SA (ADR)[3]	3,982,649	48,190
Albemarle Corp.[2]	493,065	41,511
Fresnillo PLC	4,590,946	39,514
Corteva, Inc.	493,000	32,178
Asian Paints, Ltd.	1,205,674	31,935
Ivanhoe Mines, Ltd., Class A3	2,862,186	30,742
Arkema SA	373,575	29,775
SRF, Ltd.[3]	904,647	29,199
Indorama Ventures PCL, foreign registered shares[3]	40,503,000	27,481
Givaudan SA	5,624	24,528
Shin-Etsu Chemical Co., Ltd.	715,400	22,327
Akzo Nobel NV	392,741	22,308
Antofagasta PLC	780,109	16,630
CEMEX, SAB de CV (ADR), ordinary participation certificates, units	1,899,858	11,266
Gerdau SA (ADR)	1,113,049	3,239
Alrosa PJSC[1]	15,128,747	— [6]
		3,144,073
Energy 2.36%
TotalEnergies SE	6,352,768	369,006
Reliance Industries, Ltd.	18,006,710	262,267
ADNOC Drilling Co. PJSC[3]	104,550,193	153,549
Galp Energia, SGPS, SA, Class B	7,778,591	130,166
New Fortress Energy, Inc., Class A2	7,647,109	114,707
Vista Energy, SAB de CV, Class A (ADR)[3]	2,100,287	113,310
Adnoc Gas PLC	90,214,840	83,451
Cheniere Energy, Inc.	320,734	71,732
Chevron Corp.	369,795	55,170
Shell PLC (GBP denominated)	1,494,398	49,027
Schlumberger NV	1,155,800	46,556
Borr Drilling, Ltd.[2,3]	6,340,216	22,000
Exxon Mobil Corp.	147,625	15,771
New World Fund — Page 7 of 20

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Saudi Arabian Oil Co.	938,685	$6,955
Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	344,754	4,899
Rosneft Oil Co. PJSC[1]	8,335,580	— [6]
		1,498,566
Real estate 1.37%
Macrotech Developers, Ltd.	38,583,518	535,212
China Resources Mixc Lifestyle Services, Ltd.	29,153,200	110,065
Prestige Estates Projects, Ltd.	4,307,293	67,106
CK Asset Holdings, Ltd.	15,623,500	65,178
KE Holdings, Inc., Class A (ADR)	2,474,987	43,139
SM Prime Holdings, Inc.[3]	52,269,100	20,728
Fibra Uno Administración REIT, SA de CV	15,191,649	15,747
Longfor Group Holdings, Ltd.[2]	6,784,936	8,584
ALLOS SA, ordinary nominative shares	1,074,770	3,494
		869,253
Utilities 1.36%
Equatorial Energia SA, ordinary nominative shares	28,344,429	146,232
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares[3]	7,898,093	127,809
Power Grid Corporation of India, Ltd.	32,292,847	111,994
SembCorp Industries, Ltd.	22,627,700	92,639
Gulf Energy Development PCL, foreign registered	51,550,100	87,854
Torrent Power, Ltd.[3]	4,523,880	76,199
NTPC, Ltd.	18,276,719	68,104
Engie SA	3,258,982	53,734
NTPC Green Energy, Ltd.[3]	26,878,728	35,659
NTPC Green Energy, Ltd.[3,7]	9,696,846	12,864
CPFL Energia SA3	6,004,689	35,325
AES Corp.	1,335,919	14,695
		863,108
Total common stocks (cost: $41,387,293,000)		58,044,942
Preferred securities 0.59% Financials 0.25%
Itaú Unibanco Holding SA (ADR), preferred nominative shares	21,940,797	127,257
Itaú Unibanco Holding SA, preferred nominative shares	4,994,844	28,897
		156,154
Real estate 0.13%
QuintoAndar, Ltd., Series E, preference shares[1,3,4]	433,164	64,832
QuintoAndar, Ltd., Series E-1, preference shares[1,3,4]	113,966	17,057
		81,889
Information technology 0.12%
Samsung Electronics Co., Ltd., nonvoting preferred shares	2,627,168	77,012
Canva, Inc., Series A, noncumulative preferred shares[1,3,4]	925	1,184
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4]	38	49
Canva, Inc., Series A-4, noncumulative preferred shares[1,3,4]	3	4
Canva, Inc., Series A-5, noncumulative preferred shares[1,3,4]	2	2
		78,251
New World Fund — Page 8 of 20

unaudited
Preferred securities (continued) Consumer discretionary 0.09%	Shares	Value (000)
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	862,527	$55,154
Getir BV, Series D, preferred shares[1,3,4]	103,205	— [6]
		55,154
Total preferred securities (cost: $485,211,000)		371,448
Rights & warrants 0.00% Utilities 0.00%
Equatorial Energia SA, rights, expire 2/13/2025[3]	97,160	79
Total rights & warrants (cost: $0)		79
Convertible stocks 0.01% Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	92,800	3,760
Total convertible stocks (cost: $4,651,000)		3,760
Bonds, notes & other debt instruments 3.55% Bonds & notes of governments & government agencies outside the U.S. 3.13%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 9/30/2029[8]	USD7,900	7,175
Abu Dhabi (Emirate of) 5.50% 4/30/2054	16,400	16,091
Angola (Republic of) 8.00% 11/26/2029[8]	13,202	11,933
Angola (Republic of) 8.75% 4/14/2032[8]	6,950	6,187
Argentine Republic 1.00% 7/9/2029	—	— [6]
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027)[9]	17,239	11,752
Argentine Republic 5.00% 1/9/2038	10,333	7,470
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL147,000	23,272
Brazil (Federative Republic of) 6.00% 5/15/2027[10]	472,732	78,694
Brazil (Federative Republic of) 10.00% 1/1/2029	148,700	22,106
Brazil (Federative Republic of) 0% 1/1/2030	200,000	17,489
Brazil (Federative Republic of) 10.00% 1/1/2031	148,234	20,899
Brazil (Federative Republic of) 6.00% 8/15/2032[10]	84,837	13,126
Brazil (Federative Republic of) 10.00% 1/1/2033	351,590	47,768
Brazil (Federative Republic of) 10.00% 1/1/2035	1,313,300	172,901
Brazil (Federative Republic of) 6.00% 8/15/2050[10]	148,334	21,242
Chile (Republic of) 6.00% 4/1/2033	CLP16,040,000	16,298
Chile (Republic of) 5.30% 11/1/2037	7,520,000	7,219
Chile (Republic of) 3.10% 5/7/2041	USD9,265	6,692
China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY456,940	68,356
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	98,000	14,249
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	407,410	76,679
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	162,200	28,041
China (Peoples Republic of) 2.57% 5/20/2054	71,400	11,281
Colombia (Republic of) 3.00% 1/30/2030	USD511	429
Colombia (Republic of) 3.25% 4/22/2032	11,800	9,136
Colombia (Republic of) 5.625% 2/26/2044	2,209	1,658
Colombia (Republic of) 5.00% 6/15/2045	7,251	4,930
Colombia (Republic of) 5.20% 5/15/2049	3,955	2,685
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP26,634,000	5,279
Colombia (Republic of), Series B, 13.25% 2/9/2033	29,638,300	7,740
New World Fund — Page 9 of 20

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[10]	COP130,200	$9,803
Colombia (Republic of), Series B, 9.25% 5/28/2042	20,182,600	3,822
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR1,890	1,750
Czech Republic 1.95% 7/30/2037	CZK300,160	9,747
Dominican Republic 8.625% 4/20/2027[8]	USD4,950	5,088
Dominican Republic 6.00% 7/19/2028[8]	4,360	4,353
Dominican Republic 4.50% 1/30/2030[8]	2,307	2,138
Dominican Republic 6.00% 2/22/2033[8]	3,295	3,212
Dominican Republic 5.875% 1/30/2060[8]	10,273	8,856
Dominican Republic 5.875% 1/30/2060	3,054	2,633
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP475,000	9,891
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR1,615	1,497
Egypt (Arab Republic of) 5.875% 2/16/2031[8]	USD2,350	2,012
Egypt (Arab Republic of) 7.625% 5/29/2032[8]	7,060	6,366
Egypt (Arab Republic of) 7.625% 5/29/2032	2,000	1,803
Egypt (Arab Republic of) 8.50% 1/31/2047	5,010	4,023
Egypt (Arab Republic of) 8.875% 5/29/2050	2,720	2,252
Egypt (Arab Republic of) 8.75% 9/30/2051	7,240	5,914
Egypt (Arab Republic of) 8.15% 11/20/2059[8]	7,510	5,736
Gabonese Republic 7.00% 11/24/2031	7,500	5,951
Georgia (Republic of) 2.75% 4/22/2026[8]	4,995	4,741
Honduras (Republic of) 6.25% 1/19/2027	15,473	15,076
Honduras (Republic of) 5.625% 6/24/2030[8]	5,600	4,920
Honduras (Republic of) 5.625% 6/24/2030	2,042	1,794
Hungary, 6.25% 9/22/2032[8]	6,200	6,368
India (Republic of) 7.32% 11/13/2030	INR640,000	7,637
India (Republic of) 6.54% 1/17/2032	1,659,830	19,014
India (Republic of) 7.18% 7/24/2037	1,888,480	22,505
India (Republic of) 7.09% 8/5/2054	1,676,900	19,536
Indonesia (Republic of) 6.75% 7/15/2035	IDR61,383,000	3,702
Indonesia (Republic of) 6.625% 2/17/2037	USD8,612	9,455
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	IDR200,000,000	12,338
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	183,716,000	10,911
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	725,794,000	44,630
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	833,111,000	50,036
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	138,600,000	8,777
Indonesia (Republic of), Series 98, 7.125% 6/15/2038	365,721,000	22,442
International Bank for Reconstruction and Development 6.05% 2/9/2029	INR153,500	1,710
International Bank for Reconstruction and Development 6.75% 7/13/2029	446,600	5,114
Malaysia (Federation of) 3.582% 7/15/2032	MYR7,196	1,596
Malaysia (Federation of), Series 0413, 3.844% 4/15/2033	43,404	9,760
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	66,000	14,845
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	68,100	16,764
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	33,761	7,379
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	16,166	3,905
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	49,200	10,903
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	15,534	4,144
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD14,500	14,797
Mongolia (State of) 7.875% 6/5/2029	5,679	5,944
Mongolia (State of) 4.45% 7/7/2031	400	350
Morocco (Kingdom of) 5.95% 3/8/2028[8]	4,231	4,276
Mozambique (Republic of) 9.00% 9/15/2031	9,800	7,993
Nigeria (Republic of) 7.875% 2/16/2032	13,200	12,153
Oman (Sultanate of) 5.625% 1/17/2028	7,200	7,250
Oman (Sultanate of) 6.00% 8/1/2029	12,400	12,645
New World Fund — Page 10 of 20

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Oman (Sultanate of) 6.25% 1/25/2031[8]	USD4,189	$4,333
Oman (Sultanate of) 6.75% 1/17/2048	8,100	8,273
Panama (Republic of) 3.75% 4/17/2026	4,590	4,416
Panama (Republic of) 6.875% 1/31/2036	6,432	6,119
Panama (Republic of) 8.00% 3/1/2038	1,649	1,678
Panama (Republic of) 4.50% 4/16/2050	4,525	2,876
Panama (Republic of) 4.30% 4/29/2053	6,400	3,891
Panama (Republic of) 6.853% 3/28/2054	9,000	7,827
Panama (Republic of) 4.50% 1/19/2063	2,430	1,462
Paraguay (Republic of) 4.70% 3/27/2027	5,500	5,453
Paraguay (Republic of) 4.95% 4/28/2031	3,415	3,297
Peru (Republic of) 3.00% 1/15/2034	5,715	4,648
Peru (Republic of) 5.625% 11/18/2050	1,240	1,164
Peru (Republic of) 3.55% 3/10/2051	4,900	3,332
Peru (Republic of) 2.78% 12/1/2060	10,795	5,796
PETRONAS Capital, Ltd. 3.50% 4/21/2030[8]	3,400	3,162
PETRONAS Capital, Ltd. 4.55% 4/21/2050[8]	3,400	2,881
Philippines (Republic of) 3.95% 1/20/2040	11,700	9,727
Poland (Republic of) 4.875% 10/4/2033	8,680	8,402
Poland (Republic of) 5.75% 4/25/2029	PLN86,250	21,417
Poland (Republic of) 5.00% 10/25/2034	155,700	35,958
Poland (Republic of), Series 1033, 6.00% 10/25/2033	148,000	36,900
Qatar (State of) 3.75% 4/16/2030[8]	USD6,200	5,915
Romania 6.625% 9/27/2029	EUR6,900	7,635
Romania 2.00% 1/28/2032	18,275	14,990
Romania 5.25% 5/30/2032	7,600	7,637
Romania 2.00% 4/14/2033	7,080	5,583
Romania 6.375% 1/30/2034[8]	USD7,448	7,127
Romania 5.625% 5/30/2037	EUR6,595	6,443
Romania 2.875% 4/13/2042	5,900	3,902
Romania 5.125% 6/15/2048[8]	USD9,300	7,016
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	15,900	15,091
Senegal (Republic of) 4.75% 3/13/2028	EUR13,200	12,775
Senegal (Republic of) 5.375% 6/8/2037	715	542
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035[8]	USD17,606	17,214
South Africa (Republic of) 5.875% 4/20/2032	8,700	8,235
South Africa (Republic of) 11.625% 3/31/2053	ZAR220,900	12,288
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	531,900	25,344
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	188,190	9,318
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	859,200	41,731
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	525,500	23,816
Thailand (Kingdom of) 3.45% 6/17/2043	THB771,600	25,361
Turkey (Republic of) 5.875% 6/26/2031	USD12,630	11,956
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY659,300	16,056
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	915,200	19,853
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	USD30,300	21,703
United Mexican States 6.875% 5/13/2037	11,065	11,135
United Mexican States 4.75% 3/8/2044	13,300	10,150
United Mexican States 3.75% 4/19/2071	10,285	5,705
United Mexican States, Series M, 7.50% 6/3/2027	MXN277,450	12,850
United Mexican States, Series M20, 8.50% 5/31/2029	526,654	24,385
United Mexican States, Series M, 7.75% 5/29/2031	1,945,849	85,119
United Mexican States, Series M, 7.50% 5/26/2033	564,000	23,544
United Mexican States, Series M, 7.75% 11/23/2034	641,152	26,690
United Mexican States, Series M30, 8.50% 11/18/2038	369,000	15,599
New World Fund — Page 11 of 20

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States, Series M, 8.00% 7/31/2053	MXN213,721	$8,017
United Mexican States, Series S, 4.00% 10/29/2054[10]	271,974	10,294
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[11]	USD2,827	477
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[11]	3,175	549
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[11]	870	122
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[11]	14,640	2,153
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[11]	12,912	1,835
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[11]	12,757	2,123
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[11]	1,448	227
		1,992,551
Corporate bonds, notes & loans 0.42% Energy 0.09%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[8]	6,000	5,978
Oleoducto Central SA 4.00% 7/14/2027[8]	3,450	3,291
Petroleos Mexicanos 6.49% 1/23/2027	6,488	6,279
Petroleos Mexicanos 5.95% 1/28/2031	21,000	17,597
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	2,068	1,882
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[8]	8,300	5,897
Transportadora de Gas del Sur SA 8.50% 7/24/2031[8]	4,170	4,362
Vista Energy Argentina S.A.U 7.625% 12/10/2035[8]	7,100	6,974
YPF SA 8.25% 1/17/2034[8]	6,100	6,146
		58,406
Materials 0.06%
Braskem Idesa SAPI 7.45% 11/15/2029	8,100	6,800
Braskem Idesa SAPI 7.45% 11/15/2029[8]	3,564	2,992
Braskem Idesa SAPI 6.99% 2/20/2032[8]	4,000	3,149
Braskem Netherlands Finance BV 8.50% 1/12/2031[8]	6,038	6,145
CSN Resources SA 8.875% 12/5/2030[8]	6,200	6,128
PT Krakatau Posco 6.375% 6/11/2027	2,400	2,411
PT Krakatau Posco 6.375% 6/11/2029	3,600	3,607
Sasol Financing USA, LLC 5.50% 3/18/2031	9,400	7,928
		39,160
Financials 0.06%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[9]	7,517	6,862
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[8,9]	5,200	5,382
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	7,385	6,640
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[8,9]	8,300	7,943
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[9]	9,000	9,533
		36,360
Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	5,926	5,046
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	7,800	5,036
Melco Resorts Finance, Ltd. 7.625% 4/17/2032[8]	5,700	5,699
MercadoLibre, Inc. 3.125% 1/14/2031	3,331	2,913
Sands China, Ltd. 4.375% 6/18/2030	4,575	4,271
Wynn Macau, Ltd. 5.625% 8/26/2028	4,500	4,346
		27,311
New World Fund — Page 12 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services 0.04%	Principal amount (000)	Value (000)
América Móvil, SAB de CV 10.125% 1/22/2029	MXN225,000	$10,875
América Móvil, SAB de CV 9.50% 1/27/2031	129,800	6,021
Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD1,217	794
PLDT, Inc. 2.50% 1/23/2031	2,590	2,228
Tencent Holdings, Ltd. 3.24% 6/3/2050[8]	7,100	4,693
		24,611
Utilities 0.04%
Aegea Finance SARL 9.00% 1/20/2031[8]	5,210	5,425
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[8]	3,304	2,892
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[8]	2,062	1,866
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	445	403
Greenko Dutch BV 3.85% 3/29/2026[8]	4,606	4,490
SAEL, Ltd. 7.80% 7/31/2031[8]	1,670	1,683
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030)[9]	1,680	1,706
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029)[9]	4,118	4,294
		22,759
Industrials 0.04%
Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050[8]	4,520	3,685
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[8]	5,465	5,529
LATAM Airlines Group SA 7.875% 4/15/2030[8]	6,200	6,239
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[8]	1,231	1,221
Mexico City Airport Trust 4.25% 10/31/2026	6,200	6,080
		22,754
Consumer staples 0.03%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028	3,405	3,444
MARB BondCo PLC 3.95% 1/29/2031[8]	7,700	6,567
MARB BondCo PLC 3.95% 1/29/2031	4,300	3,667
NBM US Holdings, Inc. 6.625% 8/6/2029[4]	6,150	6,129
		19,807
Health care 0.02%
Biocon Biologics Global PLC 6.67% 10/9/2029[8]	7,100	6,928
Rede D’Or Finance SARL 4.95% 1/17/2028	702	679
Rede D’Or Finance SARL 4.50% 1/22/2030	6,323	5,791
		13,398
Total corporate bonds, notes & loans		264,566
Total bonds, notes & other debt instruments (cost: $2,460,716,000)		2,257,117
Short-term securities 5.11% Money market investments 4.84%	Shares
Capital Group Central Cash Fund 4.40%[5,12]	30,771,833	3,077,799
New World Fund — Page 13 of 20

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.22%		Shares	Value (000)
Capital Group Central Cash Fund 4.40%[5,12,13]		682,841	$68,298
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.33%[12,13]		11,182,255	11,182
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.26%[12,13]		10,000,000	10,000
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.26%[12,13]		10,000,000	10,000
Fidelity Investments Money Market Government Portfolio, Class I 4.27%[12,13]		10,000,000	10,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.26%[12,13]		10,000,000	10,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.31%[12,13]		10,000,000	10,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%[12,13]		10,000,000	10,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.30%[12,13]		4,300,000	4,300
			143,780
Bills & notes of governments & government agencies outside the U.S. 0.05%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 3/18/2025	20.180%	EGP800,000	15,492
Nigeria (Republic of) 2/11/2025	18.000	NGN1,403,815	938
Nigeria (Republic of) 2/20/2025	17.782	1,871,755	1,249
Nigeria (Republic of) 2/25/2025	18.036	5,700,647	3,789
Nigeria (Republic of) 3/6/2025	17.801	6,400,320	4,227
Nigeria (Republic of) 3/13/2025	17.900	2,495,670	1,640
Nigeria (Republic of) 3/27/2025	18.586	3,638,793	2,367
			29,702
Total short-term securities (cost: $3,252,146,000)			3,251,281
Total investment securities 100.58% (cost: $47,590,017,000)			63,928,627
Other assets less liabilities (0.58)%			(367,775)
Net assets 100.00%			$63,560,852
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2025 (000)
10 Year Euro-Bund Futures	Short	265	3/10/2025	USD(36,431)	$1,223
10 Year Ultra U.S. Treasury Note Futures	Long	397	3/31/2025	44,216	(599)
30 Year Ultra U.S. Treasury Bond Futures	Long	136	3/31/2025	16,112	(735)
					$(111)
New World Fund — Page 14 of 20

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2025 (000)
Currency purchased (000)		Currency sold (000)
TRY	334,000	USD	9,204	Barclays Bank PLC	2/5/2025	$74
USD	4,906	THB	170,019	Citibank	2/5/2025	(127)
USD	23,921	MXN	489,223	UBS AG	2/7/2025	338
USD	38,018	MYR	171,084	JPMorgan Chase	2/18/2025	(422)
USD	30,845	ZAR	580,649	HSBC Bank	2/21/2025	(182)
HUF	7,800,000	USD	19,210	Barclays Bank PLC	2/24/2025	596
CZK	618,340	USD	25,021	Citibank	2/24/2025	455
CNH	131,600	USD	17,917	HSBC Bank	2/24/2025	69
USD	23,080	BRL	141,404	JPMorgan Chase	2/24/2025	(963)
USD	62,606	EUR	59,978	Citibank	3/6/2025	293
						$131
Investments in affiliates5

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend or interest income (000)
Common stocks 2.68%
Financials 0.75%
PB Fintech, Ltd.[3]	$523,573	$—	$45,961	$22,632	$(25,452)	$474,792	$—
Consumer discretionary 0.29%
Jumbo SA	164,381	16,938	—	—	4,563	185,882	—
Industrials 0.13%
Wizz Air Holdings PLC[3]	91,945	—	—	—	(10,566)	81,379	—
Health care 1.51%
Max Healthcare Institute, Ltd.	719,773	—	4,931	2,053	10,457	727,352	—
Laurus Labs, Ltd.	203,200	—	—	—	32,361	235,561	167
						962,913
Total common stocks						1,704,966
Short-term securities 4.95%
Money market investments 4.84%
Capital Group Central Cash Fund 4.40%[12]	2,533,808	3,757,614	3,214,402	265	514	3,077,799	28,742
Money market investments purchased with collateral from securities on loan 0.11%
Capital Group Central Cash Fund 4.40%[12,13]	45,153	23,145 [14]				68,298	— [15]
Total short-term securities						3,146,097
Total 7.63%				$24,950	$11,877	$4,851,063	$28,909
New World Fund — Page 15 of 20

unaudited
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares[1,3]	5/26/2021	$69,742	$64,832	.10%
QuintoAndar, Ltd., Series E-1, preference shares[1,3]	12/20/2021	23,284	17,057.03
Canva, Inc.[1,3]	8/26/2021-11/4/2021	18,022	13,532.02
Canva, Inc., Series A, noncumulative preferred shares[1,3]	11/4/2021	1,577	1,184	.00 [16]
Canva, Inc., Series A-3, noncumulative preferred shares[1,3]	11/4/2021	65	49	.00 [16]
Canva, Inc., Series A-4, noncumulative preferred shares[1,3]	11/4/2021	5	4	.00 [16]
Canva, Inc., Series A-5, noncumulative preferred shares[1,3]	11/4/2021	3	2	.00 [16]
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	5,982	6,129.01
Getir BV, Series D, preferred shares[1,3]	5/27/2021	46,500	— [6]	.00 [16]
Total		$165,180	$102,789	.16%

[1]	Value determined using significant unobservable inputs.
[2]	All or a portion of this security was on loan. The total value of all such securities was $356,871,000, which represented .56% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $102,789,000, which represented .16% of the net assets of the fund.

[5]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Amount less than one thousand.
[7]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $25,051,000, which represented less than .01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[8]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $252,313,000, which represented .40% of the net assets of the fund.

[9]	Step bond; coupon rate may change at a later date.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Rate represents the seven-day yield at 1/31/2025.
[13]	Security purchased with cash collateral from securities on loan.
[14]	Represents net activity.
[15]	Dividend income is included with securities lending income and is not shown in this table.
[16]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
New World Fund — Page 16 of 20

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $172,141,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $258,939,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
New World Fund — Page 17 of 20

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,165,358	$2,684,778	$4,406,820	$11,256,956
Financials	2,973,604	7,927,953	— *	10,901,557
Consumer discretionary	2,935,162	4,629,468	—	7,564,630
Industrials	1,803,279	4,962,398	—	6,765,677
Communication services	2,909,684	3,000,279	—	5,909,963
Health care	2,347,484	2,946,801	—	5,294,285
Consumer staples	765,675	3,211,199	—	3,976,874
Materials	2,024,296	1,119,777	— *	3,144,073
Energy	444,145	1,054,421	— *	1,498,566
Real estate	62,380	806,873	—	869,253
Utilities	324,061	539,047	—	863,108
Preferred securities	156,154	132,166	83,128	371,448
Rights & warrants	79	—	—	79
Convertible stocks	3,760	—	—	3,760
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,992,551	—	1,992,551
Corporate bonds, notes & loans	—	264,566	—	264,566
Short-term securities	3,221,579	29,702	—	3,251,281
Total	$24,136,700	$35,301,979	$4,489,948	$63,928,627

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,223	$—	$—	$1,223
Unrealized appreciation on open forward currency contracts	—	1,825	—	1,825
Liabilities:
Unrealized depreciation on futures contracts	(1,334)	—	—	(1,334)
Unrealized depreciation on open forward currency contracts	—	(1,694)	—	(1,694)
Total	$(111)	$131	$—	$20
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
New World Fund — Page 18 of 20

unaudited
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended January 31, 2025 (dollars in thousands):
	Beginning value at 11/1/2024	Transfers into Level 3*	Purchases	Sales	Net realized gain (loss)	Unrealized appreciation (depreciation)	Transfers out of Level 3*	Ending value at 1/31/2025
Investment securities	$100,074	$2,952,532	$1,257,691	$(45,274)	$(4,424)	$229,349	$—	$4,489,948
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at January 31, 2025								$229,349
*
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 1/31/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$4,406,820	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
		Recent market information	Transaction price	Not applicable	Not applicable	Not applicable
			Net adjustment based on proxy (decrease)	2% - 3%	3%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Preferred securities	$83,128	Market compa- rables	EV/Gross Profit multiple	17.1x	17.1x	Increase
			Net adjustment (increase) based on movement of market compa- rables	13%	13%	Increase
		Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Total	$4,489,948
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
New World Fund — Page 19 of 20

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
EV = Enterprise value
GBP = British pounds
GDR = Global Depositary Receipts

HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-036-0325
New World Fund — Page 20 of 20